PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	$ 143,267	$ 141,237
Accumulated depreciation and amortization	(104,490)	(102,088)
Property and equipment, net	38,777	39,149
Depreciation expense	5,100	5,300	$ 5,800
Land [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	16,843	16,199
Buildings [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	56,385	55,434
Equipment [Member]
Property, Plant and Equipment, Net [Abstract]
Property and equipment, gross	$ 70,039	$ 69,604